Financial Assets and Financial Liabilities - Additional Information (Parenthetical) (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Accounts receivable	₽ 23,878	₽ 24,325
Russian Railways JSC [member]
Disclosure of detailed information about borrowings [line items]
Accounts receivable	₽ 1,045